Consolidated Condensed Schedule of Investments - USD ($)		Dec. 31, 2017	Jul. 31, 2017	Dec. 31, 2016
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Investments Owned, Cost		$ 74,547,232		$ 87,212,372
Investments Owned, Fair Value		74,642,951		87,511,963
U.S. Mutual Fund | Grant Park Absolute Return Fund, Class I
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Investments Owned, Cost			$ 7,300,000
Investments Owned, Fair Value		7,683,587
Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,518,063		$ 547,921
Percent of Partners' Capital (Net Asset Value)		3.98%		0.33%
Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 179,608		$ (9,770)
Percent of Partners' Capital (Net Asset Value)	[1]	0.16%		(0.01%)
Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 3,159,143		$ 1,292,389
Percent of Partners' Capital (Net Asset Value)	[1]	2.78%		0.78%
Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 2,644,054		$ 196,631
Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (11,912)		$ (186,627)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.01%)		(0.11%)
Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 391,917		$ 116,150
Percent of Partners' Capital (Net Asset Value)	[1]	0.35%		0.07%
Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 1,144,493		$ 540,550
Percent of Partners' Capital (Net Asset Value)	[1]	1.01%		0.32%
Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 19,476		$ 21,206
Percent of Partners' Capital (Net Asset Value)	[1]	0.02%		0.01%
Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 30,083		$ 69,709
Percent of Partners' Capital (Net Asset Value)	[1]	0.03%		0.04%
Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 497,533		$ (74,055)
Percent of Partners' Capital (Net Asset Value)	[1]	0.44%		(0.04%)
Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 217,286		$ (22,484)
Percent of Partners' Capital (Net Asset Value)	[1]	0.19%		(0.01%)
Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 355,178		$ (267,818)
Percent of Partners' Capital (Net Asset Value)	[1]	0.31%		(0.16%)
Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 515,089		$ 1,095,758
Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]			1,089
Open long contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 19,742
Percent of Partners' Capital (Net Asset Value)	[1]	0.02%
Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (484)		$ 8,773
Percent of Partners' Capital (Net Asset Value)	[1]			0.01%
Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (580,554)		$ 307,223
Percent of Partners' Capital (Net Asset Value)	[1]	(0.51%)		0.19%
Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 922,460		$ (76,499)
Percent of Partners' Capital (Net Asset Value)	[1]	0.81%		(0.05%)
Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]			$ 6,462
Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 153,925		$ 848,710
Percent of Partners' Capital (Net Asset Value)	[1]	0.14%		0.51%
Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,179,312		$ (734,698)
Percent of Partners' Capital (Net Asset Value)		1.04%		(0.44%)
Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 56,614		$ (1,139,264)
Percent of Partners' Capital (Net Asset Value)		0.05%		(0.68%)
Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,122,698		$ 404,566
Percent of Partners' Capital (Net Asset Value)		0.99%		0.24%
Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (668,465)		$ 998,010
Percent of Partners' Capital (Net Asset Value)		(0.59%)		0.60%
Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (153,981)		$ 10,475
Percent of Partners' Capital (Net Asset Value)	[1]	(0.14%)		0.01%
Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (514,484)		$ 987,535
Percent of Partners' Capital (Net Asset Value)	[1]	(0.45%)		0.59%
Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 84,023		$ 722,564
Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 149,021		$ 43,391
Percent of Partners' Capital (Net Asset Value)	[1]	0.13%		0.02%
Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (65,662)		$ 301,634
Percent of Partners' Capital (Net Asset Value)	[1]	(0.06%)		0.18%
Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (98,244)		$ (5,443)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.09%)
Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 274,668		$ (45,121)
Percent of Partners' Capital (Net Asset Value)	[1]	0.24%		(0.02%)
Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 963		$ (375)
Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (111,735)		$ 143,785
Percent of Partners' Capital (Net Asset Value)	[1]	(0.10%)		0.08%
Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (23,266)		$ 256,819
Percent of Partners' Capital (Net Asset Value)	[1]	(0.02%)		0.15%
Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (41,722)		$ 27,874
Percent of Partners' Capital (Net Asset Value)	[1]	(0.03%)		0.01%
Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (598,507)		$ 264,971
Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 13,080		1,439
Percent of Partners' Capital (Net Asset Value)	[1]	0.01%
Open short contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 47,586
Percent of Partners' Capital (Net Asset Value)	[1]	0.04%
Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (53,365)		$ (31,790)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.05%)		(0.02%)
Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (672,078)		$ 329,003
Percent of Partners' Capital (Net Asset Value)	[1]	(0.59%)		0.20%
Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 15,274		$ 17,276
Percent of Partners' Capital (Net Asset Value)	[1]	0.01%		0.01%
Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 50,996		$ (50,957)
Percent of Partners' Capital (Net Asset Value)	[1]	0.04%		(0.03%)
Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,849,598		$ 1,545,931
Percent of Partners' Capital (Net Asset Value)		3.39%		0.93%
Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 25,627		$ 705
Percent of Partners' Capital (Net Asset Value)	[1]	0.02%
Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 2,644,659		$ 2,279,924
Percent of Partners' Capital (Net Asset Value)	[1]	2.33%		1.37%
Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 2,728,077		$ 919,195
Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 137,109		$ (143,236)
Percent of Partners' Capital (Net Asset Value)	[1]	0.12%		(0.09%)
Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 326,255		$ 417,784
Percent of Partners' Capital (Net Asset Value)	[1]	0.29%		0.25%
Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 1,046,249		$ 535,107
Percent of Partners' Capital (Net Asset Value)	[1]	0.92%		0.32%
Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 294,144		$ (23,915)
Percent of Partners' Capital (Net Asset Value)	[1]	0.26%		(0.01%)
Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 31,046		$ 69,334
Percent of Partners' Capital (Net Asset Value)	[1]	0.03%		0.04%
Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 385,798		$ 69,730
Percent of Partners' Capital (Net Asset Value)	[1]	0.34%		0.04%
Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 194,020		$ 234,335
Percent of Partners' Capital (Net Asset Value)	[1]	0.17%		0.14%
Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 313,456		$ (239,944)
Percent of Partners' Capital (Net Asset Value)	[1]	0.28%		(0.15%)
Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (83,418)		$ 1,360,729
Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 13,080		2,528
Percent of Partners' Capital (Net Asset Value)	[1]	0.01%
Open contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 67,328
Percent of Partners' Capital (Net Asset Value)	[1]	0.06%
Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (484)		$ 8,773
Percent of Partners' Capital (Net Asset Value)	[1]			0.01%
Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (633,919)		$ 275,433
Percent of Partners' Capital (Net Asset Value)	[1]	(0.56%)		0.17%
Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 250,382		$ 252,504
Percent of Partners' Capital (Net Asset Value)	[1]	0.22%		0.15%
Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 15,274		$ 23,738
Percent of Partners' Capital (Net Asset Value)	[1]	0.01%		0.01%
Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 204,921		$ 797,753
Percent of Partners' Capital (Net Asset Value)	[1]	0.18%		0.48%
Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,179,312		$ (734,698)
Percent of Partners' Capital (Net Asset Value)		1.04%		(0.44%)
Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 56,614		$ (1,139,264)
Percent of Partners' Capital (Net Asset Value)		0.05%		(0.68%)
Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,122,698		$ 404,566
Percent of Partners' Capital (Net Asset Value)		0.99%		0.24%
Securities owned
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		65.77%		52.92%
Investments Owned, Cost		$ 74,547,232		$ 87,212,372
Investments Owned, Fair Value		$ 74,642,951		$ 87,511,963
Securities owned | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		52.59%		41.85%
Investments Owned, Cost		$ 59,497,750		$ 68,999,520
Investments Owned, Fair Value		$ 59,683,241		$ 69,209,493
Securities owned | Federal Farm Credit Banks | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		33.58%		28.80%
Investments Owned, Face Value		$ 38,000,000		$ 47,500,000
Investments Owned, Rate of Return Range Minimum		1.10%		1.10%
Investments Owned, Rate of Return Range Maximum		1.30%		1.30%
Investments Owned, Fair Value		$ 38,103,115		$ 47,629,368
Securities owned | Federal Home Loan Banks | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		16.80%		11.53%
Investments Owned, Face Value		$ 19,000,000		$ 19,000,000
Investments Owned, Rate of Return Range Minimum		1.10%		1.10%
Investments Owned, Rate of Return Range Maximum		1.50%		1.50%
Investments Owned, Fair Value		$ 19,067,301		$ 19,067,300
Securities owned | Federal Agricultural Mortgage Corp. | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		2.21%		1.52%
Investments Owned, Face Value		$ 2,500,000		$ 2,500,000
Investments Owned, Rate of Return		1.10%		1.10%
Investments Owned, Fair Value		$ 2,512,825		$ 2,512,825
Securities owned | U.S. Corporate bonds | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		3.58%		6.75%
Investments Owned, Cost		$ 4,040,501		$ 11,093,510
Investments Owned, Fair Value		$ 4,066,723		$ 11,158,232
Securities owned | American Electric Power | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)				1.17%
Investments Owned, Face Value				$ 1,900,000
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 1,932,728
Securities owned | American Honda Finance | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		1.77%		1.22%
Investments Owned, Face Value		$ 2,000,000		$ 2,000,000
Investments Owned, Rate of Return		1.50%		1.50%
Investments Owned, Fair Value		$ 2,012,166		$ 2,013,468
Securities owned | AT&T, Inc. | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)				1.11%
Investments Owned, Face Value				$ 1,840,000
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 1,835,800
Securities owned | GATX Corporation | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)				1.16%
Investments Owned, Face Value				$ 1,905,000
Investments Owned, Rate of Return				1.80%
Investments Owned, Fair Value				$ 1,910,867
Securities owned | Wells Fargo & Company | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		1.81%		1.29%
Investments Owned, Face Value		$ 2,000,000		$ 2,000,000
Investments Owned, Rate of Return		1.70%		1.70%
Investments Owned, Fair Value		$ 2,054,557		$ 2,133,790
Securities owned | Others | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	[2]			0.80%
Investments Owned, Face Value	[2]			$ 1,325,000
Investments Owned, Rate of Return	[2]			1.50%
Investments Owned, Fair Value	[2]			$ 1,331,579
Securities owned | U.S. Mutual Fund | Grant Park Absolute Return Fund, Class I
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		6.77%
Investments Owned, Shares		689,730
Investments Owned, Cost		$ 7,779,984
Investments Owned, Fair Value		$ 7,683,587
Securities owned | U.S. Exchange Traded Funds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	[2]	2.83%
Investments Owned, Shares	[2]	110,000
Investments Owned, Cost	[2]	$ 3,228,997
Investments Owned, Fair Value	[2]	$ 3,209,400
Securities owned | U.S. commercial paper | Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)				4.32%
Investments Owned, Cost				$ 7,119,342
Investments Owned, Fair Value				$ 7,144,238
Securities owned | Coca-Cola Corp | Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)				2.42%
Investments Owned, Face Value				$ 4,000,000
Investments Owned, Rate of Return				0.80%
Investments Owned, Fair Value				$ 3,994,645
Securities owned | Others | Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	[2]			1.90%
Investments Owned, Face Value	[2]			$ 3,150,000
Investments Owned, Rate of Return Range Minimum	[2]			0.90%
Investments Owned, Rate of Return Range Maximum	[2]			1.40%
Investments Owned, Fair Value	[2]			$ 3,149,593

[1]	No futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.
[2]	No individual position constituted greater than 1 percent of partners' capital (net asset value).